Condensed Consolidated Statement of Financial Position (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 4,435	$ 7,994
Settlement Receivable, Allowance for Credit Loss, Current	$ 4,820	$ 4,082
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	62,547,431	62,511,104
Common Stock, Shares, Outstanding	59,333,362	59,888,304
Treasury stock share issue	3,214,069	2,622,800